Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Prepayment and other current assets
Prepayments for products procurement	$ 11,445,152	$ 7,645,974
Prepayments for service procurement	2,102,793	17,761
Prepaid online platform promotion fees	1,131,082	493,418
Deposits	1,531,033	1,355,401
Loan deposits	430,034	437,114
Value-added tax (“VAT”) recoverable	2,354,309	60,369
Employee advances	85,495	49,550
Rental prepayments	107,521	157,046
Sales return assets	1,802,499	639,846
Others	376,344	402,931
Total	$ 21,366,262	$ 11,259,410